Description of Organization and Business Operations (Detail) - USD ($)	1 Months Ended			9 Months Ended
	Apr. 18, 2017	Apr. 12, 2017	Dec. 31, 2016	Sep. 30, 2017	Apr. 06, 2017
Description of Organization and Business Operations (Textual)
Description of business combination				The Company's initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (net of taxes payable) at the time of the signing of a definitive agreement in connection with a Business Combination.
Description of business combination completion agreement				The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Business combination period				24 months
Business combination net tangible assets				$ 5,000,001
Business combination, description			The Company has agreed to sell the underwriter (and/or its designees), for $100, an option to purchase up to 1,125,000 Units exercisable at $10.00 per Unit (or an aggregate exercise price of $11,250,000) commencing on the later of the first anniversary of the effective date of the registration statement related to the Proposed Offering and the consummation of a Business Combination.
Cash			$ 25,000	337,067
Working Capital			$ 9,417
Gross proceeds from investors				6,225,000
Sale of stock price			$ 3.36		$ 3.36
Sale of stock received on transaction				168,572,576
Additional sale of net proceeds			$ 25,000
Transaction costs				$ 3,927,424
Redemption price per share				$ 10.10
Underwriting Fees [Member]
Description of Organization and Business Operations (Textual)
Transaction costs				$ 477,424
IPO [Member]
Description of Organization and Business Operations (Textual)
Stock price		$ 10.10
Class A common stock sold, description				An aggregate of 20% or more
Business combination, description				(i) cease all operations except for the purposes of winding up of its affairs; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and up to $100,000 of dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Consumed for the initial public offering stock issued		15,000,000
Generating gross proceeds		$ 150,000,000
Sale of IPO consummed				150,000
Net proceeds sales of units	$ 2,250,000	$ 151,500,000
Sale of additional stock issued				17,250,000
Sale of stock price	$ 10.00
Transaction costs				$ 3,450,000
IPO Plus Over-allotment option [Member]
Description of Organization and Business Operations (Textual)
Generating gross proceeds	$ 67,500
Sale of additional stock issued	2,250,000
Sale of stock price	$ 10.00
Sale of stock received on transaction	$ 23,175,000
Additional sale of net proceeds	$ 22,725,000
Additional shares issued	22,500
Private Placement
Description of Organization and Business Operations (Textual)
Stock price	$ 10.00	$ 10.00		$ 10.00
Generating gross proceeds	$ 675,000
Sale of IPO consummed		555,000		555,000
Gross proceeds from investors		$ 5,550,000		$ 5,550,000
Sale of additional stock issued	67,500
U.S. government securities [Member]
Description of Organization and Business Operations (Textual)
Net proceeds sales of units	$ 174,225,000
Scenario, Plan [Member]
Description of Organization and Business Operations (Textual)
Description of business combination			The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a Business Combination.
Description of business combination completion agreement			The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act.
Stock price			$ 10.10
Business combination period			180 days
Redemption price per share			$ 10.10
Business combination net tangible assets			$ 5,000,001
Scenario, Plan [Member] | IPO [Member]
Description of Organization and Business Operations (Textual)
Units to commence operation			15,000,000
Stock price			$ 10.00
Business combination period			24 months
Class A common stock sold, description			An aggregate of 20% or more of the Class A common
Business combination, description			(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Net proceeds sales of units			$ 2,250,000
Scenario, Plan [Member] | IPO Plus Over-allotment option [Member]
Description of Organization and Business Operations (Textual)
Units to commence operation			17,250,000
Scenario, Plan [Member] | Private Placement
Description of Organization and Business Operations (Textual)
Units to commence operation			555,000
Stock price			$ 10.00
Sale of IPO consummed			555,000
Sale of additional stock issued			622,500
Scenario, Plan [Member] | Private Placement Offering Including Over Allotment [Member]
Description of Organization and Business Operations (Textual)
Units to commence operation			622,500